Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Computations of Net Income Per Common Share

The computations of net income per common share are presented below.

($ In Millions Except Per Common Share Information)	2013	2012	2011
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	239,265,313	240,417,805	241,401,310
Net Income Applicable to Common Stock	$731.3	$687.3	$603.6
Less: Earnings Allocated to Participating Securities	11.9	10.0	7.1

Earnings Allocated to Common Shares Outstanding	719.4	677.3	596.5
Basic Net Income Per Common Share	3.01	2.82	2.47

DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	239,265,313	240,417,805	241,401,310
Plus Dilutive Effect of Share-based Compensation	1,289,527	463,439	410,074

Average Common and Potential Common Shares	240,554,840	240,881,244	241,811,384

Earnings Allocated to Common and Potential Common Shares	$719.5	$677.3	$596.5
Diluted Net Income Per Common Share	2.99	2.81	2.47

Note: Common stock equivalents totaling 3,498,894, 12,158,601, and 13,240,787 for the years ended December 31, 2013, 2012, and 2011, respectively, were not included in the computation of diluted net income per common share because their inclusion would have been antidilutive.